Selected Balance Sheet Data - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued expenses and other	$ 7,841	$ 7,435	$ 7,589
Contract liabilities	279	690	193
Customer deposits	1,099	2,364	721
Warranty liability	1,143	1,306	1,099
Equipment notes payable, current	363	350	303
Short-term insurance financing notes	1,341	1,003	2,065
Operating lease liabilities, current	2,942	1,664	1,530
Finance lease liabilities, current	1,945	2,005	2,116
Total other current liabilities	$ 16,953	$ 16,817	$ 15,616